Employee Benefit Plans (Tables)	12 Months Ended
Sep. 30, 2012
Employee Benefit Plans [Abstract]
Summary Of Shares Held In The ESOP Trust

	2012	2011
	(Dollars in thousands)
Allocated ESOP shares	4,723,590	4,393,908
Unreleased ESOP shares	5,012,336	5,564,328
Total ESOP shares	9,735,926	9,958,236

Fair value of unreleased ESOP shares	$59,948	$58,759